Finance debts - Convertible bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Borrowings	€ 24,518	€ 25,865
Convertible Bonds
Borrowings
Borrowings	393	€ 390
ENI SpA | Convertible Bonds
Borrowings
Nominal value	400
Discount on bond issue and accrued expenses	(7)
Borrowings	€ 393
Borrowings, original currency	EUR
Borrowings, maturity	2022
Borrowings, interest rate	0.00%